Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 7,150,155	$ 0
Restricted cash	4,740,000	0
Trade receivables	653,265	0
Prepaid expenses and other receivables	616,012	0
Due from related parties	1,855,151	0
Inventories	1,280,208	0
Total current assets	16,294,791	0
FIXED ASSETS:
Vessels, net	366,693,595	0
Other fixed assets, net	275,752	0
Total fixed assets	366,969,347	0
OTHER NON-CURRENT ASSETS:
Above-market acquired time charters	10,386,137	0
Other assets	2,500,611	425,142
Restricted cash	5,260,000	0
Total Assets	401,410,886	425,142
CURRENT LIABILITIES:
Trade accounts payable	938,027	0
Accrued expenses	1,553,371	72,015
Due to related parties	928,662	356,949
Deferred income	1,237,708	0
Current portion of long-term debt	17,700,000	0
Total current liabilities	22,357,768	428,964
LONG-TERM LIABILITIES:
Long-term debt	178,500,000	0
Loan due to a related party	15,000,000	0
Below-market acquired time charters	3,192,041	0
Total long-term liabilities	196,692,041	0
Total liabilities	219,049,809	428,964
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Capital stock, no par value; 100 shares authorized, issued and outstanding at December 31, 2010, 0 shares authorized, issued and outstanding at December 31, 2011	0	0
Common stock, par value $0.01; 0 shares authorized, issued and outstanding at December 31, 2010, 475,000,000 shares authorized; 16,317,000 shares issued and outstanding at December 31, 2011	163,170	0
Preferred stock, par value $0.01; 0 shares authorized, issued and outstanding at December 31, 2010, 25,000,000 shares authorized; none issued and outstanding at December 31, 2011	0	0
Additional paid-in capital	176,496,943	0
(Accumulated Deficit) / Retained earnings	5,700,964	(3,822)
Total stockholders' (deficit) / equity	182,361,077	(3,822)
Total Liabilities and Equity	$ 401,410,886	$ 425,142